Incentive Compensation Plans, Stock Options (FY) (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2014
Stock Incentive Plan [Abstract]
Estimated exercise price of stock options, available for grant (in dollars per share)				$ 4.71
2014 Plan [Member]
Stock Incentive Plan [Abstract]
Number of common stock shares available for future issuance (in shares)						9,296,736
2014 Plan [Member] | Maximum [Member]
Stock Incentive Plan [Abstract]
Number of common stock shares available for future issuance (in shares)							2,646,731
Stock Options [Member]
Stock Incentive Plan [Abstract]
Estimated exercise price of stock options, available for grant (in dollars per share)			$ 1.69
Stock Options [Member] | 2014 Plan [Member]
Stock Incentive Plan [Abstract]
Vesting period			2 years
Requisite service period of award			10 years
Number of common stock shares available for future issuance (in shares)			455,670		1,822,318
Estimated exercise price of stock options, available for grant (in dollars per share)			$ 2.18
Forfeited stock options percentage as Early Salary Reinstatement	50.00%
Forfeited stock options as Early Salary Reinstatement (in shares)		693,227
Stock Options [Member] | 2014 Plan [Member] | Minimum [Member]
Stock Incentive Plan [Abstract]
Vesting period			2 years
Stock Options [Member] | 2014 Plan [Member] | Maximum [Member]
Stock Incentive Plan [Abstract]
Vesting period			4 years
Stock Options [Member] | 2014 Plan [Member] | Tranche One [Member]
Stock Incentive Plan [Abstract]
Vested percentage on six month anniversary of grant date			25.00%
Stock Options [Member] | 2014 Plan [Member] | Tranche Two [Member]
Stock Incentive Plan [Abstract]
Vested percentage on six month anniversary of grant date			25.00%
Stock Options [Member] | 2014 Plan [Member] | Tranche Three [Member]
Stock Incentive Plan [Abstract]
Vested percentage on six month anniversary of grant date			25.00%
Stock Options [Member] | 2014 Plan [Member] | Tranche Four [Member]
Stock Incentive Plan [Abstract]
Vested percentage on six month anniversary of grant date			25.00%